FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2021
FAIR VALUE MEASUREMENTS
Schedule of company's assets that are measured at fair value on a recurring basis

Description	Level	December 31, 2021	December 31, 2020
Assets
Cash and marketable securities held in Trust Account	1	$276,207,207	$276,209,453
Liabilities:
Warrant Liability — Public Warrants	1	$8,964,000	$19,458,000
Warrant Liability — Private Placement Warrants	3	$13,805,441	$10,643,808

Schedule of quantitative information regarding Level 3 fair value measurements

	December 31, 2021	December 31, 2020
Risk free rate	1.26%	0.47%
Expected term	5.04	5.76
Dividend yield	0.00%	0.00%
Expected volatility	24.28%	19.0%
Exercise price	$11.50	$11.50
Unit Price	$9.96	$10.15

Schedule of change in the fair value of the warrant liabilities

					Warrant
	Private Placement		Public		Liabilities
Fair value as of January 1, 2020	$		$		$
Initial measurement on July 7, 2020 (Initial Public Offering)		6,241,600		11,454,000	17,695,600
Transfer to Level 1		—		(11,046,900)	(11,046,900)
Change in fair value		4,402,208		(407,100)	3,995,108
Fair value as of December 31, 2020		$10,643,808		$—	$10,643,808
Change in fair value		3,161,633		—	3,161,633
Fair value as of December 31, 2021		$13,805,441		—	$13,805,441